Significant Accounting Policies - Additional Information (Detail) - USD ($)				2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Apr. 01, 2019	Jun. 01, 2018	May 31, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Significant Of Accounting Policies [Line Items]
Impairment loss on long-lived assets							$ 0	$ 0	$ 0
Impairment loss on goodwill							5,245,000	0	1,682,000
Impairment losses							$ 0	0	0
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%			20.00%
Value added tax		16.00%
Vat on sales		16.00%					6.00%
Excess of refund		3.00%
Accounts receivable				$ 3,300,000			$ 3,300,000	3,179,000
Deferred revenue				1,301,103,000			1,301,103,000	1,270,195,000
Refund liability	[1]			15,783,000			15,783,000	11,541,000
Total advertising expenses							72,386,000	55,936,000	41,498,000
Government subsidies received							3,684,000	2,945,000	1,325,000
Aggregate amounts denominated in RMB				1,105,190,000			$ 1,105,190,000	989,070,000
Amortization term of long term debt							1 year
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability			$ 68,185,000	76,221,000			$ 76,221,000
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable			3,137,000	3,300,000			3,300,000
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue			1,202,010,000	$ 1,301,103,000			$ 1,301,103,000
Inter Company Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales							6.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales				9.00%	11.00%	10.00%
Accounting Standards Update 2014-09 [Member]
Significant Of Accounting Policies [Line Items]
Cumulative effect of retain earnings			1,101,000
Accounting Standards Update 2016-01 [Member] | Available-for-sale Securities [Member]
Significant Of Accounting Policies [Line Items]
Cumulative effect of retain earnings			$ 97,929,000
Accounting Standards Update 2016-18 [Member]
Significant Of Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents								$ 3,446,000	$ 3,652,000
Sales Revenue, Net [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales							13.00%
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%			20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				50.00%			50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							98.70%	98.80%	98.80%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk							10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives							38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives							50 years

[1]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.